Income Taxes 1 (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 21, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member] Successor [Member]	Dec. 31, 2012 Segment, Continuing Operations [Member] Successor [Member]	Dec. 21, 2011 Segment, Continuing Operations [Member] Predecessor [Member]	Dec. 31, 2010 Segment, Continuing Operations [Member] Predecessor [Member]
Income Taxes [Line Items]
Domestic					$ (8.8)	$ (79.0)	$ 14.3	$ 133.3
Foreign					0	1.3	1.3	0.1
(Loss) income from continuing operations before income taxes	(8.8)	(77.7)	15.6	133.4	(8.8)	(77.7)	15.6	133.4
Current:
Federal					1.0	59.7	44.7	59.5
State and local					0.2	13.7	11.3	11.4
Foreign					0	0.4	0.5	0.1
Current Income Tax Expense (Benefit)					1.2	73.8	56.5	71.0
Deferred:
Federal					(4.0)	(92.5)	(31.4)	(20.9)
State and local					(0.5)	(10.0)	(5.5)	(2.3)
Foreign					0	(0.2)	(0.1)	0
Deferred Income Tax Expense (Benefit)	(6.1)	(126.6)	(35.5)	(31.9)	(4.5)	(102.7)	(37.0)	(23.2)
T(Benefit) provision for income taxes on continuing operations	$ (3.3)	$ (28.9)	$ 19.5	$ 47.8	$ (3.3)	$ (28.9)	$ 19.5	$ 47.8